Equity and Stock-Based Compensation (Common stock issuable) - Additional Information (Detail)	12 Months Ended
Mar. 31, 2015 USD ($)
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issuable	$ 1,561,000